EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Principal Assumptions Underlying Defined Benefit Plan) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Discount rate of the plan liability	2.27%	3.72%	2.60%
Future salary increases	4.00%	4.00%	4.00%